ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,452	$ 1,600
Accrued Expenses	4,481	4,967
Deferred revenue	2,654	0
Total as of December 31	$ 8,587	$ 6,567